Expense Example {- Fidelity Disruptors Fund} - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-05 - Fidelity Disruptors Fund	Oct. 07, 2021 USD ($)
Fidelity Disruptors Fund
Expense Example:
1 year	$ 102
3 years	318
5 years	552
10 years	1,225
Loyalty Class 1
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Loyalty Class 2
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	$ 628